Convertible Note Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Line of Credit/Notes Payable/Convertible Note Payable [Abstract]
Convertible Note Payable

Note 7 – Convertible Note Payable

Convertible notes payable as of September 30, 2018 and December 31, 2017 is as follows:

	Outstanding Principal as of						Warrants
	September 30, 2018	December 31, 2017	Interest Rate	Conversion Price		Maturity Date	Quantity	Exercise Price
The November 2016 Convertible Note Offering	$-	$25,000	10%	0.30		November 1, 2017	400,000	$0.30
The June 2017 Convertible Note Offering	-	71,500	12%	Not Applicable		September 1, 2017	114,700	0.20
The August 2017 Convertible Note Offering	114,100	2,943,884	15%	0.20	(*)	August – November 2019	14,716,419	0.20
The First December 2017 Note	-	100,000	15%	0.20	(*)	December 21, 2019	500,000	0.20
The February 2018 Convertible Note Offering	75,000	-	15%	0.20	(*)	January – February 2020	5,078,375	0.20
The January 2018 Note	-	-		0.20	(*)	January 12, 2020	343,806	0.20
The February 2018 Note	25,452	-	18%	0.20	(*)	February 8, 2020	81,500	0.20
The March 2018 Convertible Note Offering	75,000	-	14%	0.20	(*)	March – April 2020	4,806,833	0.20
	289,552	3,140,384
Less: Debt Discount	(46,367)	(452,022)
Less: Debt Issuance Costs	(16,681)	(79,569)
	226,504	2,608,793
Less: Current Debt	(40,401)	(96,500)
Total Long-Term Debt	$186,103	$2,512,293

(*) As subject to adjustment as further outlined in the notes

The November 2016 Convertible Note Offering

During the months of November and December 2016, the Company issued convertible notes to third party lenders totaling $400,000 (the “November 2016 Convertible Note Offering”). These notes accrue interest at a rate of 10% per annum and mature with interest and principal both due between November 1, 2017 through December 29, 2017. The notes and accrued interest are convertible at a conversion price as defined therein. In addition, in connection with these notes the Company issued five-year warrants to purchase an aggregate of 400,000 shares of Company common stock at a purchase price of $0.30 per share. These investors converted $375,000 of principal and $30,719 of interest into the August 2017 Convertible Note Offering.

During the nine months September 2018, the Company converted $25,000 of principal and $4,417 of unpaid interest into the August 2018 Equity Raise (as defined below).

The June 2017 Convertible Note Offering

During the month of June 2017 the Company issued convertible notes to third party lenders totaling $71,500. These notes accrue interest at 12% per annum and mature with interest and principal both due on September 1, 2017. These notes and accrued interest may be converted into a subsequent offering at a 15% discount to the offering price are convertible at a conversion price as defined therein. In addition, the Company issued warrants to purchase 67,550 shares of Company common stock. These warrants entitle the holders to purchase the Company’s common stock at a purchase price of $0.20 per share for a period of five years from the issue date. As of December 31, 2017, the Company was currently in default on $71,500 in principal due on these notes. On February 8, 2018, the Company repurchased these notes and is no longer in default.

The August 2017 Convertible Note Offering

From August through November of 2017, the Company conducted multiple closings of a private placement offering to accredited investors (the “August 2017 Convertible Note Offering”) of units of the Company’s securities by entering into subscription agreements with “accredited investors” (the “Investors”) for aggregate gross proceeds of $1,585,000. In addition, $1,217,177 of the Company’s short-term debt along with accrued but unpaid interest of $40,146 was converted into the August 2017 Convertible Note Offering. These conversions resulted in the issuance of 6,791,419 warrants with a fair value of $583,681 and an original issue discount of $101,561. These were recorded as a loss on extinguishment of debt.

The August 2017 Convertible Note Offering consisted of a maximum of $6,000,000 of units of the Company’s securities (each, a “Unit” and collectively, the “Units”), with each Unit consisting of (a) a 15% Convertible Secured Promissory Note (each a “August 2017 Offering Note”, and together the “August 2017 Offering Notes”), convertible into shares of the Company’s common stock (“August 2017 Offering Conversion Shares”) at a conversion price of $0.20 per share (the “August 2017 Note Conversion Price”), and (b) a five-year warrant (each a “August 2017 Offering Warrant and together the “August 2017 Offering Warrants”) to purchase common stock equal to one hundred percent (100%) of the shares into which the August 2017 Offering Notes can be converted into (“August 2017 Offering Warrant Shares”) at an exercise price of $0.20 per share (“August 2017 Offering Warrant Exercise Price”). The August 2017 Offering Notes mature on the second (2nd) anniversary of their issuance dates.

The August 2017 Note Conversion Price and the August 2017 Offering Warrant Exercise Price are subject to adjustment for issuances of the Company’s common stock or any equity linked instruments or securities convertible into the Company’s common stock at a purchase price of less than the prevailing August 2017 Note Conversion Price or August 2017 Offering Warrant Exercise Price. Such adjustment shall result in the August 2017 Note Conversion Price and August 2017 Offering Warrant Exercise Price being reduced to such lower purchase price, subject to carve-outs as described therein.

The Company recorded a $472,675 debt discount relating to 7,925,000 August 2017 Offering Warrants issued to investors based on the relative fair value of each equity instrument on the dates of issuance. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost.

In connection with the August 2017 Convertible Note Offering, the Company paid a placement agent a cash fee of $90,508 to for services rendered in connection therewith on a “best-efforts” basis, which was recorded as issuance cost and is being accreted over the life of the note to accretion of debt discount and issuance cost.

During the nine months ended September 30, 2018, the Company converted $2,830,764 of principal and $409,287 of unpaid interest into the August 2018 Equity Raise (as defined below).

The First December 2017 Note

On December 27, 2017, the Company issued a convertible note to a third-party lender totaling $100,000 (the “First December 2017 Note”). The First December 2017 Note accrues interest at 15% per annum and matures with interest and principal both due on December 27, 2019. In addition, the Company issued a warrant to purchase 500,000 shares of Company common stock. The warrant entitles the holder to purchase the Company’s common stock at a purchase price of $0.20 per share for a period of five years from the issue date. The Company recorded a $35,525 debt discount relating to the warrants issued to the investor based on the relative fair value of each equity instrument on the dates of issuance. The debt discount is being accreted over the life of the note The First December 2017 Note and accrued interest is convertible at a conversion price of $0.20 per share, subject to adjustment. The First December 2017 Note is secured by a second priority lien on the assets of the Company.

During the nine months ended September 30, 2018, the Company converted $100,000 of principal and $10,292 of unpaid interest into the August 2018 Equity Raise (as defined below).

The February 2018 Convertible Note Offering

During the nine months ended September 30, 2018, the Company conducted multiple closings of a private placement offering to accredited investors (the “February 2018 Convertible Note Offering”) of units of the Company’s securities by entering into subscription agreements with “accredited investors” (the “Investors”) for aggregate gross proceeds of $725,000. In addition, $250,000 of the Company’s short-term debt along with accrued but unpaid interest of $40,675 was converted into the February 2018 Offering. These conversions resulted in the issuance of 1,453,375 warrants with a fair value of $181,139. These were recorded as a loss on extinguishment of debt.

The February 2018 Convertible Note Offering consisted of a maximum of $750,000 of units of the Company’s securities (each, a “Unit” and collectively, the “Units”), with each Unit consisting of (a) a 15% Convertible Secured Promissory Note (each a “February 2018 Convertible Note” and together the “February 2018 Convertible Notes”), convertible into shares of the Company’s common stock, par value $.001 per share (“February 2018 Conversion Shares”) at a conversion price of $0.20 per share (the “February 2018 Note Conversion Price”), and (b) a five-year warrant (each a “February 2018 Offering Warrant and together the “February 2018 Offering Warrants”) to purchase common stock equal to one hundred percent (100%) of the shares into which the February 2018 Convertible Notes can be converted into (“February 2018 Warrant Shares”) at an exercise price of $0.20 per share (“February 2018 Warrant Exercise Price”). The February 2018 Offering Notes mature on the second (2nd) anniversary of their issuance dates. The February 2018 Offering Notes are secured by a second priority security interest in the Company’s assets up to $1,000,000.

The February 2018 Note Conversion Price and the February 2018 Offering Warrant Exercise Price are subject to adjustment for issuances of the Company’s common stock or any equity linked instruments or securities convertible into the Company’s common stock at a purchase price of less than the prevailing Conversion Price or Exercise Price. Such adjustment shall result in the Conversion Price and Exercise Price being reduced to such lower purchase price, subject to carve-outs as described therein.

The conversion feature of the February 2018 Convertible Note Offering provides for an effective conversion price that is below market value on the date of issuance. Such feature is normally characterized as a beneficial conversion feature (“BCF”). When the Company records a BCF the relative fair value of the BCF is recorded as a debt discount against the face amount of the respective debt instrument. The Company recorded a BCF and related debt discount of $37,350, the discount is being accreted over the life of the first Debenture to accretion of debt discount and issuance cost.

The Company recorded a $316,875 debt discount relating to 3,625,000 February 2018 Offering Warrants issued to investors based on the relative fair value of each equity instrument on the dates of issuance. The debt discount is being accreted over the life of these notes to accretion of debt discount and issuance cost.

In connection with the February 2018 Convertible Note Offering, the Company retained a placement agent (the “Placement Agent”), to carry out the Offering on a “best-efforts” basis. For services in its capacity as Placement Agent, the Company has paid the Placement Agent a cash fee of $94,250 and issued to the Placement Agent shares of the Company’s common stock equal to ten percent (10%) of the Conversion Shares underlying the February 2018 Convertible Notes or 362,500 shares that had a fair value of $74,881, which was recorded as issuance cost and is being accreted over the life of these notes to accretion of debt discount and issuance cost.

During the nine months ended September 30, 2018, the Company converted $940,675 of principal and $86,544 of unpaid interest into the August 2018 Equity Raise (as defined below).

The January 2018 Note

On January 12, 2018, the Company issued a convertible note to a third-party lender totaling $68,761 to settle an outstanding vendor liability (the “January 2018 Note”). The January 2018 Note accrues interest at 15% per annum and matures with interest and principal both due on January 12, 2020. The conversions resulted in the issuance of 343,806 warrants with a fair value of $42,850. These were recorded as a loss on extinguishment of debt. The warrant entitles the holder to purchase the Company’s common stock at a purchase price of $0.20 per share for a period of five years from the issue date. The January 2018 Note and accrued interest is convertible at a conversion price of $0.20 per share, subject to adjustment. The January 2018 Note is secured by a second priority lien on the assets of the Company.

During the nine months ended September 30, 2018, the Company converted $68,761 of principal and $7,212 of unpaid interest into the August 2018 Equity Raise (as defined below).

The February 2018 Note

On February 8, 2018, the Company issued a convertible note to a third-party lender totaling $40,750 (the “February 2018 Note”). The February 2018 Note accrues interest at 18% per annum and matures with interest and principal both due on February 8, 2020. In addition, the Company issued a warrant to purchase 81,500 shares of Company common stock. The warrant entitles the holder to purchase the Company’s common stock at a purchase price of $0.20 per share for a period of five years from the issue date. The Company recorded a $7,963 debt discount relating to the warrants issued to the investor based on the relative fair value of each equity instrument on the dates of issuance and an original issue discount of $5,298. The debt discount is being accreted over the life of the note. The February 2018 Note and accrued interest is convertible at a conversion price of $0.20 per share, subject to adjustment. The February 2018 Note is secured by a second priority lien on the assets of the Company. During the nine months ended September 30, 2018, the Company has repaid $15,298 in principal.

The March 2018 Convertible Note Offering

During the nine months ended September 30, 2018, the Company conducted multiple closings of a private placement offering to accredited investors (the “March 2018 Convertible Note Offering”) of units of the Company’s securities by entering into subscription agreements with “accredited investors” (the “Investors”) for aggregate gross proceeds of $770,000. In addition, $50,000 of the Company’s short-term debt, $767 accrued but unpaid interest and $140,600 of the Company’s vendor liabilities was converted into the March 2018 Convertible Note Offering. These conversions resulted in the issuance of 956,833 warrants with a fair value of $84,087. These were recorded as a loss on extinguishment of debt.

The March 2018 Convertible Note Offering consisted of a maximum of $900,000, with an over-allotment option of an additional $300,000 of units of the Company’s securities (each, a “Unit” and collectively, the “Units”), with each Unit consisting of (a) a 14% Convertible Secured Promissory Note (each a “Note” and together the “Notes”), convertible into shares of the Company’s common stock, par value $.001 per share (“Conversion Shares”) at a conversion price of $0.20 per share (the “Conversion Price”), and (b) a four-year warrant (each a “Warrant and together the “Warrants”) to purchase common stock equal to one hundred percent (100%) of the shares into which the Notes can be converted into (“Warrant Shares”) at an exercise price of $0.20 per share (“Exercise Price”). The Notes mature on the second (2nd) anniversary of their issuance dates.

The Conversion Price of the Note and the Exercise Price of the Warrants are subject to adjustment for issuances of the Company’s common stock or any equity linked instruments or securities convertible into the Company’s common stock at a purchase price of less than the prevailing Conversion Price or Exercise Price. Such adjustment shall result in the Conversion Price and Exercise Price being reduced to such lower purchase price, subject to carve-outs as described therein.

The Company recorded a $254,788 debt discount relating to 4,806,833 warrants issued to investors based on the relative fair value of each equity instrument on the dates of issuance. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost.

During the nine months ended September 30, 2018, the Company converted $886,367 of principal and $51,293 of unpaid interest into the August 2018 Equity Raise (as defined below).

Note 7 – Convertible Note Payable

Convertible notes payable as of December 31, 2017 and 2016 is as follows:

	Outstanding Principal as of						Warrants
	December 31, 2017	December 31, 2016	Interest Rate	Conversion Price		Maturity Date	Quantity	Exercise Price
November – December, 2016	25,000	400,000	10%	0.30		November 1, 2017	400,000	0.30
December 27, 2016	-	100,000	10%	0.30		December 27, 2017	100,000	0.30
June, 2017	71,500	-	12%	Not Applicable		September 1, 2017	114,700	0.20
July, 2017	-	-	8.5%	0.20	(*)	April 11, 2018	350,000	0.20
August – November 2017	2,943,884	-	15%	0.20	(*)	August – November 2019	14,716,419	0.20
December 21, 2017	100,000
	3,140,384	500,000
Less: Debt Discount	(452,022)	(184,398)
Less: Debt Issuance Costs	(79,569)	(46,779)
	2,672,574	268,823
Less: Current Debt	(96,500)	(268,823)
Total Long-Term Debt	$2,512,293	$-

(*) As subject to adjustment as further outlined in the notes

During the months of November and December 2016, the Company issued convertible notes to third party lenders totaling $400,000. These notes accrue interest at a rate of 10% per annum and mature with interest and principal both due on November 1, 2017 through December 29, 2017. The notes and accrued interest are convertible at a conversion price as defined therein. In addition, in connection with the notes the Company issued five-year warrants to purchase an aggregate of 400,000 shares of Company common stock at a purchase price of $0.30 per share. The investors converted $375,000 of principal and $30,719 of interest into the August 2017 Convertible Note Offering.

On December 27, 2016, the Company issued a convertible note to a third party lender totaling $100,000 (the “December 2016 Note”). The December 2016 Note accrues interest at 10% per annum and matures with interest and principal both due on December 27, 2017. In addition, the Company issued a warrant to purchase 100,000 shares of Company common stock. The warrant entitles the holder to purchase the Company’s common stock at a purchase price of $0.40 per share for a period of five years from the issue date. The December 2016 Note and accrued interest is convertible at a conversion price of $0.30 per share, subject to adjustment. On August 31, 2017 the investor converted $100,000 of principal and $6,767 of interest into the August 2017 Convertible Note Offering.

During the month of June 2017 the Company issued convertible notes to third party lenders totaling $71,500. The notes accrue interest at 12% per annum and mature with interest and principal both due on September 1, 2017. The notes and accrued interest may be converted into a subsequent offering at a 15% discount to the offering price are convertible at a conversion price as defined therein. In addition, the Company issued warrants to purchase 67,550 shares of Company common stock. The warrants entitle the holders to purchase the Company’s common stock at a purchase price of $0.20 per share for a period of five years from the issue date. As of December 31, 2018, the Company was currently in default on $71,500 in principal due on the notes.  On February 8, 2018, the Company repurchased these notes and is no longer in default.

The July 2017 Convertible Offering

During the month of July 2017, the Company entered into Securities Purchase Agreements and conducted closings of a private placement offering (the “July 2017 Convertible Note Offering”) of the Company’s securities for aggregate gross proceeds of $445,000. In aggregate, the Company entered into Securities Purchase Agreements with three accredited investors for (i) the issuance and sale of 8.5% Convertible Redeemable Debentures, containing a ten percent (10%) original issuance discount, due April 18, 2018 (the “Debentures”) and (ii) the issuance and sale of five-year Common Stock Purchase Warrants to purchase up to 778,750 shares of the Company’s common stock, par value $0.001 per share. The Warrants were immediately exercisable upon issuance at an exercise price of $0.20 per share, subject to adjustment, and expire five years from the date of issuance. The accredited investors also received a total of 245,000 shares of the Company’s common stock as inducement for participating in the July 2017 Convertible Note Offering (the “Consideration Shares”).

During September 8, 2017 through September 13, 2017, the Company redeemed the 8.5% Convertible Redeemable Debentures by paying the three accredited investors an aggregate $606,812 representing 117.5% of the principal along with interest. Pursuant to such redemption, the Debentures are no longer in full force and effect.

The Company also repurchased 220,000 consideration shares of one of the accredited investors for $19,007, cancelling the accredited investor’s Consideration Shares.

Due to the fact that these convertible notes have an option to convert at a variable amount, they are subject to derivative liability treatment. The Company has applied ASC 815, due to the potential for settlement in a variable quantity of shares. The conversion feature has been measured at fair value using a Black Scholes model at the issuance date and the period end. The conversion feature of The July 2017 Convertible Offering issued during the year ended December 31, 2017, gave rise to a derivative liability of $332,942 which was recorded as a debt discount. The debt discount is charged to accretion of debt discount and issuance cost ratably over the term of the convertible note.

The Company recorded an $78,823 debt discount relating to 778,750 warrants issued to investors based on the relative fair value of each equity instrument on the dates of issuance. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost.

The August 2017 Convertible Note Offering

During the year ended December 31, 2017, the Company conducted multiple closings of a private placement offering to accredited investors (the “August 2017 Convertible Note Offering”) of units of the Company’s securities by entering into subscription agreements with “accredited investors” (the “Investors”) for aggregate gross proceeds of $1,585,000. In addition, $1,217,177 of the Company’s short term debt along with accrued but unpaid interest of $40,146 was converted into the August Offering. The conversions resulted in the issuance of 6,791,419 warrants with a fair value of $583,681 and an original issue discount of $101,561. These were recorded as a loss on extinguishment of debt.

The August Offering consisted of a maximum of $6,000,000 of units of the Company’s securities (each, a “Unit” and collectively, the “Units”), with each Unit consisting of (a) a 15% Convertible Secured Promissory Note (each a “Note” and together the “Notes”), convertible into shares of the Company’s common stock, par value $.001 per share (“Conversion Shares”) at a conversion price of $0.20 per share (the “Conversion Price”), and (b) a five-year warrant (each a “Warrant and together the “Warrants”) to purchase common stock equal to one hundred percent (100%) of the shares into which the Notes can be converted into (“Warrant Shares”) at an exercise price of $0.20 per share (“Exercise Price”). The Notes mature on the second (2nd) anniversary of their issuance dates.

The Conversion Price of the Note and the Exercise Price of the Warrants are subject to adjustment for issuances of the Company’s common stock or any equity linked instruments or securities convertible into the Company’s common stock at a purchase price of less than the prevailing Conversion Price or Exercise Price. Such adjustment shall result in the Conversion Price and Exercise Price being reduced to such lower purchase price, subject to carve-outs as described therein.

The Company recorded a $472,675 debt discount relating to 7,925,000 warrants issued to investors based on the relative fair value of each equity instrument on the dates of issuance. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost.

In connection with the Offering, the Company paid a placement agent a cash fee of $90,508 to carry out the Offering on a “best-efforts” basis, which was recorded as issuance cost and is being accreted over the life of the note to accretion of debt discount and issuance cost.

On December 27, 2017, the Company issued a convertible note to a third party lender totaling $100,000 (the “First December 2017 Note”). The First December 2017 Note accrues interest at 15% per annum and matures with interest and principal both due on December 27, 2019. In addition, the Company issued a warrant to purchase 500,000 shares of Company common stock. The warrant entitles the holder to purchase the Company’s common stock at a purchase price of $0.20 per share for a period of five years from the issue date. The Company recorded a $35,525 debt discount relating to the warrants issued to the investor based on the relative fair value of each equity instrument on the dates of issuance. The debt discount is being accreted over the life of the note The First December 2017 Note and accrued interest is convertible at a conversion price of $0.20 per share, subject to adjustment. The First December 2017 Note is secured by a second priority lien on the assets of the Company.